VAN WAGONER FUNDS, INC.

                       SUPPLEMENT DATED DECEMBER 11, 2000
                               TO THE PROSPECTUS
                            DATED APRIL 30, 2000 FOR
                     VAN WAGONER CAPITAL APPRECIATION FUND
                          AND VAN WAGONER GROWTH FUND


This Supplement updates certain information contained in the Van Wagoner Capital Appreciation and Growth Funds Prospectus dated April 30, 2000. You should retain the Supplement and Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling 1-800-228-2121.

The following information supplements the information on page 8 of the Prospectus under the heading "Past Performance of the Portfolio Manager":

     Raiford Garrabrant, CFA is Co-Portfolio Manager for the Van Wagoner Capital Appreciation and Growth Funds effective November 30, 2000. Prior to joining the Adviser in 1996, he was an Analyst for the Govett Smaller Companies Fund. He also worked with First Citizen's Bank and Trust as a Financial Analyst and has over 10 years of research and portfolio management experience. He is a graduate of the University of North Carolina, Chapel Hill.

The following information replaces the information on page 9 of the Prospectus under the heading "Other Service Providers":

     Administrator: Sunstone Financial Group, Inc. provides clerical, compliance regulatory and fund accounting services.

     Transfer Agent: PFPC, Inc. provides dividend disbursing, transfer agency and other services.

The following information replaces information on page 10 of the Prospectus under the heading "Opening an Account":

The second bullet point under "By Mail" should read as follows:

- Mail the completed Application with a check payable to Van Wagoner Funds to:
             Van Wagoner Funds, Inc.
             Box 9682
             Providence, RI 02940-9682

The third bullet point under "By Mail" should read as follows:

           - For overnight or express mail, use this address:
             Van Wagoner Funds, Inc.
             Computer Drive
             Westborough, MA 01581

   The second bullet point under "By Wire" should read as follows:

           - The wire instructions are as follows:
             BSDT, n.a.
             ABA#011001234
             PFPC, Inc for the benefit of Van Wagoner Funds, Inc.
             Account # 007730
             For further credit to:
             (investor account number)
             (name or account registration)
             (Social Security Number or Taxpayer Identification Number) (Name of Fund you intend to purchase)

The following replaces the second sentence in the second bullet point under "Automatic Investment Plan" on page 11 of the prospectus:

           - You can choose to have withdrawals on any day during the month or weekly by specifying the day of the week.

The following information replaces the information on page 13 of the Prospectus under "Selling Shares":

The fourth bullet point under "By Mail" should read as follows:

           - Mail to:
             Van Wagoner Funds, Inc.
             Box 9682
             Providence, RI 02940-9682

The fifth bullet point under "By Mail" should read as follows:

- For overnight or express mail, use this address:
             Van Wagoner Funds, Inc.
             Computer Drive
             Westborough, MA 01581

The following replaces the information under the heading "Signature Guarantees" on page 15 of the prospectus:

             A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc, Medallion Signature Program ("MSP"). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

The following information replaces the third sentence under "Account Statements" on page 17 of the Prospectus:

             There is no charge for requests for statements for earlier years,

The following information replaces the information provided on page 17 of the prospectus under the heading "Statements and Reports"

             If you need to contact the Funds about your account, you can write us at:

             Van Wagoner Funds, Inc.
             P.O. Box 9682
             Providence, RI 02940-9682

             For overnight or express mail:

             Van Wagoner Funds, Inc.
             4400 Computer Drive
             Westborough, MA 01581

The following information replaces the information on page 20 of the Prospectus:

             BY MAIL
             Write to:
             Van Wagoner Funds, Inc.
             P.O. Box 9682
             Providence, RI 02940-9682

             Overnight or Express Deliveries:
             Van Wagoner Funds, Inc.
             4400 Computer Drive
             Westborough, MA 01581

                             VAN WAGONER FUNDS, INC.

                       SUPPLEMENT DATED DECEMBER 11, 2000
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED APRIL 30, 2000 FOR
                     VAN WAGONER CAPITAL APPRECIATION FUND
                          AND VAN WAGONER GROWTH FUND


This Supplement updates certain information contained in the Van Wagoner Capital Appreciation and Growth Funds Statement of Additional Information dated April 30, 2000. You should retain the Supplement and Statement of Additional Information ("SAI") for future reference. Additional copies of the SAI may be obtained free of charge by calling 1-800-228-2121.

The following replaces the second to the last sentence in the first paragraph on page one of the SAI:

     Copies of the Prospectus for the Funds may be obtained by calling 1-800-228-2121 or by writing Van Wagoner Funds, P.O. Box 9682, Providence, RI 02940-9682.

The following supplements the information on page 17 of the SAI under the heading "Directors and Officers"

     Robert S. Colman resigned as a director of the Van Wagoner Funds effective July 7, 2000.

The heading "Administrator and Transfer Agent" on page 20 of the SAI should read as follows: "Administrator".

The first full paragraph on page 21 of the SAI should read as follows:

     Transfer Agent. PFPC Inc. ("PFPC") acts as the Funds' Transfer Agent. As Transfer Agent, PFPC keeps records of the shareholder accounts and transactions. Each Fund pays PFPC a Transfer Agent fee based on the number of shareholder accounts, subject to an annual minimum annual fee, plus out-of-pocket expenses.

                            VAN WAGONER FUNDS, INC.

                       SUPPLEMENT DATED DECEMBER 11, 2000
                               TO THE PROSPECTUS
                              DATED APRIL 30, 2000


This Supplement updates certain information contained in the Van Wagoner Funds Prospectus dated April 30, 2000. You should retain the Supplement and Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling 1-800-228-2121.

The following information supplements the information on page 15 of the Prospectus under the heading "Past Performance of the Portfolio Manager":

     Effective November 30, 2000, William H. Putnam is the portfolio manager for the Micro-Cap Growth Fund. Mr. Putnam has over 8 years of investment experience, and has been responsible for researching companies with market capitalizations of $500 million and below since he joined the Adviser in 1999. From 1993 to 1999, he was a Manager of Institutional Equities at Instinet Corporation. He received his MBA at New York University's Leonard Stern School of Business and graduated from Williams College.

     Raiford Garrabrant, CFA is Co-Portfolio Manager for all Van Wagoner Funds except the Micro-Cap Growth Fund effective November 30, 2000. Prior to joining the Adviser in 1996, he was an Analyst for the Govett Smaller Companies Fund. He also worked with First Citizen's Bank and Trust as a Financial Analyst and has over 10 years of research and portfolio management experience. He is a graduate of the University of North Carolina, Chapel Hill.

The following information replaces the information on page 15 of the Prospectus under the heading "Other Service Providers":

     Administrator: Sunstone Financial Group, Inc. provides clerical, compliance regulatory and fund accounting services.

     Transfer Agent: PFPC, Inc. provides dividend disbursing, transfer agency and other services.

The following information replaces information on page 18 of the Prospectus under the heading "Opening an Account":

The second bullet point under "By Mail" should read as follows:

           - Mail the completed Application with a check payable to Van Wagoner Funds to:
             Van Wagoner Funds, Inc.
             P.O. Box 9682
             Providence, RI 02940-9682

The third bullet point under "By Mail" should read as follows:

           - For overnight or express mail, use this address:
             Van Wagoner Funds, Inc.
             4400 Computer Drive
             Westborough, MA 01581

The second bullet point under "By Wire" should read as follows:

           - The wire instructions are as follows:
             BSDT, n.a.
             ABA#011001234
             PFPC, Inc for the benefit of Van Wagoner Funds, Inc.
             Account # 007730
             For further credit to:
             {investor account number}
             {name or account registration}
             {Social Security or Taxpayer Identification Number}
             {Name of Fund you intend to purchase}

The second sentence in the second bullet point under "Automatic Investment Plan" should read as follows:

- You can choose to have withdrawals on any day during the month or weekly by specifying the day of the week.

The following information replaces the information on page 20 of the Prospectus under "Selling Shares":

The fourth bullet point under "By Mail" should read as follows:

           - Mail to:
             Van Wagoner Funds, Inc.
             P.O. Box 9682
             Providence, RI 02940-9682

The fifth bullet point under "By Mail" should read as follows:

- For overnight or express mail, use this address:
             Van Wagoner Funds, Inc.
             4400 Computer Drive
             Westborough, MA 01581

The following replaces the information under the heading "Signature Guarantees" on page 23 of the prospectus:

     A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc, Medallion Signature Program ("MSP"). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

The following information replaces the third sentence under "Account Statements" on page 25 of the Prospectus:

     There is no charge for requests for statements for earlier years.

The following information replaces the information provided on page 25 of the prospectus under the heading "Statements and Reports"

     If you need to contact the Funds about your account, you can write us at:

     Van Wagoner Funds, Inc.
     P.O. Box 9682
     Providence, RI 02940-9682

     For overnight or express mail:

     Van Wagoner Funds, Inc.
     4400 Computer Drive
     Westborough, MA 01581

The following information replaces the information on the last page of the
Prospectus:

     BY MAIL
     Write to:
     Van Wagoner Funds, Inc.
     P.O. Box 9682
     Providence, RI 02940-9682

     Overnight or Express Deliveries:
     Van Wagoner Funds, Inc.
     4400 Computer Drive
     Westborough, MA 01581

                            VAN WAGONER FUNDS, INC.

                       SUPPLEMENT DATED DECEMBER 11, 2000
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2000


This Supplement updates certain information contained in the Van Wagoner Funds Statement of Additional Information dated April 30, 2000. You should retain the Supplement and Statement of Additional Information ("SAI") for future reference. Additional copies of the SAI may be obtained free of charge by calling 1-800-228-2121.

The following replaces the second to the last sentence on page one of the Statement of Additional Information ("SAI"):

     Copies of the Prospectus for the Funds may be obtained by calling 1-800-228-2121 or by writing Van Wagoner Funds, Inc., P.O. Box 9682, Providence, RI 02940-9682.

The following supplements the information on page 17 of the SAI under the heading "Directors and Officers":

     Robert S. Colman resigned as a director of the Van Wagoner Funds effective July 7, 2000.

The first full paragraph on page 22 should read as follows:

     Transfer Agent. PFPC Inc. ("PFPC") acts as the Funds' Transfer Agent. As Transfer Agent, PFPC keeps records of the shareholder accounts and transactions. Each Fund pays PFPC a Transfer Agent fee based on the number of shareholder accounts, subject to an annual minimum annual fee, plus out-of-pocket expenses.